Events After The Reporting Period	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Events After The Reporting Period
NOTE 19 – EVENTS AFTER THE REPORTING PERIOD
a) Loans and Borrowings - Change to Term Loan
On
October 13, 2022
, the Company and Fiera executed an amendment to the Accommodation Agreement dated May 5, 2022 (the “Amendment”).
Under the Amendment, the parties agreed to extend the deadline of the repayment of the remainder of the principal and interest due under the Accommodation Agreement from October 31, 2022 to November 15, 2022 in addition to the payment of an accommodation fee by the Company to Fiera. The Accommodation Agreement was also amended to increase the interest rate charged from 9.5% to 11.5% effective October 15, 2022. The Company paid a total of $15,800 in accommodation fees on October
18, 2022.
On November 14, 2022, the parties agreed to an additional extension to the repayment of all outstanding accrued interest to November 18, 2022 and to the repayment of all outstanding principal to November 30, 2022, in addition to the payment of an accommodation fee of $15,800.

b) Issuance of Unsecured Notes
On October 31, 2022, the Company entered into an arrangement to receive an unsecured non-convertible
loan from a group of arm’s length strategic investors (the “Lenders”), pursuant to which mCloud will borrow approximatel
y $
1,350,000
(US$
1,000,000
) (the “Unsecured Loan”). The Unsecured Loan will mature on June 30, 2023, and bear interest at 15% per annum. As of November 14, 2022, the Company has received
$
675,000

(US$500,000) in g
ross proceeds.
c) Cloud Service Purchase Agreement
On October 17, 2022, the Company entered into an agreement to purchase cloud services over 36 months, with a minimum commitment of
US
$250,000 in the first twelve months,
US
$750,000 in the second twelve months, and
US
$14,000,000 in the third twelve
months.

21
| Notes to the Condensed Consolidated Interim Financial Statements

NOTE 31 – EVENTS AFTER THE REPORTING PERIOD
a) Financing of Electric Vehicle Development Projects
In conjunction with the Company’s agreements to provide AssetCare solutions to optimize Electric Vehicle (“EV”) charging efficiency at auto dealerships in the states of New York and California, on March 28, 2022, a subsidiary of the Company executed a promissory note with the Noteholder in the aggregate principal amount of US$15,000,000 (the “Note”).
The initial principal amount of US$5,000,000 (the “Loan”) was funded on April 1, 2022 and an additional US$10,000,000 was funded on May 5, 2022. The Loan matures on March 31, 2025, with 10% per annum interest payable monthly in arrears in USD. The Loan may not be prepaid unless authorized by the lender and is unsecured until certain conditions are met. The Loan contains representations, warranties and covenants which must be complied with to avoid an event of default which will allow the lender to demand repayment and increase the interest rate to 18%, amongst other implications.
The use of proceeds of is solely for the development of the Company’s EV dealership projects. In addition to the Loan, the Note requires certain income based payments, including sharing on a 50/50% basis, all EV, solar and carbon reduction related tax credits and incentives, be made from the borrower to the lender based on income resulting from this project over the term of the 20-year EV dealership projects. The Note is subject to change of control provisions and right of first refusal provisions for additional financing related to the EV projects.
On May 5, 2022, the Company, Carbon and Fiera executed a Subordination and Postponement Agreement (the “Subordination Agreement”), whereby the parties agreed that the security previously held by Fiera would be subordinate to the security to be granted to Carbon commencing on the date of the agreement. The security granted to Carbon means the EV Dealership Projects and to the extent related to the EV Dealership projects, all accounts, equipment and machinery, contracts and contract rights, including contracts with auto dealerships, inventory, cash and proceeds, rent and profits for each of the preceding.
b) Loans and Borrowings – Change to Term Loan
On May 5, 2022, the Company and Fiera executed an Accommodation Agreement (the “Accommodation Agreement”) and the parties agreed that a portion of the outstanding principal amount under the term loan would be paid in addition to a prepayment penalty and accommodation fee. The Company paid a total of $2,044,086 on May 6, 2022. The parties also agreed that the remainder of the principal and interest due under the loan would be paid on or before October 31, 2022 (the “Repayment Date”). The term loan was amended to increase the interest rate charged from 6.85% to 9.5% effectively immediately and clarified that the Company is not required to maintain the financial covenants set out in the November 9, 2021 amending agreement. The Company may be required to repay the loan before the Repayment Date if the Company is in default or breach of the Accommodation Agreement. As part of the Accommodation Agreement, Fiera signed an agreement, whereby Fiera’s security is subordinate to the security granted to Carbon.
There are no financial covenants under the Accommodation Agreement and the Company is no longer required to maintain the previous financial covenants.
c) Warrant activity
On February 15, 2022, the Company’s warrants associated with the USD equity offering described in Note 15(b), commenced trading under the symbol MCLDW (Notes 1 and 15).
On January 17, 2022, the Company issued warrants to ATB to purchase an equivalent number of common shares of the Company and the warrant liability of $195,066 described in Note 15(c) was derecognized with an offsetting credit to contributed surplus for the value assigned to the warrants.
d) Loss of control of subsidiary
On July 29, 2022, the Company entered into a Technology Continuation Agreement (the “Technology Continuation Agreement”) with Agnity, which replaced the Royalty Agreement, as amended, executed between the parties in April 2019. Under the terms of the Technology Continuation Agreement, the Company received a payment on July 29, 2022 of approximately US$6.0 million which includes amounts to settle the net receivable due from Agnity for advances, net of services received. Concurrent with the signing of the Technology Continuation Agreement, a third party acquired all of the outstanding shares in Agnity from its shareholder. As a result of these events, the Company no longer has the right to nominate the majority of the members of the Operations Committee and no longer has control of Agnity. As a result of the loss of control, effective as of July 29, 2022, the Company will no longer include any of Agnity’s operating results in mCloud’s financial statements and Agnity will no longer be consolidated.
e) Contract modification revenue reversal
In April, 2022, the Company agreed to cancel a multi-year customer contract for which services had been performed in prior periods, resulting in a contract modification. As a result, revenue totalling $2,571,676 which was recorded in prior periods was reversed during the six months ended June 30, 2022. Of this amount, $2,037,014 is associated with the AssetCare Initialization service line and $534,662 is associated with the AssetCare Solutions service line.
f) Share capital and equity awards
On June 30, 2022, 19,318 warrants with an exercise price of $15.00 expired unexercised. On July 6, 2022, 525,114 warrants with an exercise price of $14.25 expired unexercised. On July 29, 2022, the Company granted an aggregate amount of 161,300 stock options and 151,550 RSU’s under the Company’s equity incentive plan.